Investments Held in Trust Account - Additional Information (Details) - USD ($)			3 Months Ended		6 Months Ended			12 Months Ended
	Oct. 09, 2020	Oct. 06, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Investments Held in Trust Account [Line Items]
Proceeds from issuance of public offering	$ 450,000,000							$ 450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor	11,000,000							11,000,000
Payments for net of underwriting discount					$ 9,000,000			9,000,000
Cash			$ 1,121,886		1,121,886		$ 25,093	534,095
Repay notes payable	300,000
Interest income			6,839	$ 0	13,602	$ 0	$ 93	5,937
Investments held in Trust Account			$ 450,019,539		$ 450,019,539			$ 450,005,937
IPO
Investments Held in Trust Account [Line Items]
Proceeds from issuance of public offering		$ 450,000,000
Payments for net of underwriting discount	9,000,000
Private Placement
Investments Held in Trust Account [Line Items]
Cash	$ 2,000,000